FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND


To the Shareholders of the Flaherty & Crumrine Preferred Income Opportunity Fund ("PFO"):

     During the Fund's first fiscal quarter ended February 28, 2007, the Fund performed well in choppy, but ultimately little-changed, fixed-income markets by earning a total return of 1.6% on its net asset value (NAV). These three months saw the Fund continue its recent strong performance.

     Interest rates were unchanged to slightly higher over the quarter, as the Federal Reserve left the federal funds rate unchanged and long-term Treasury rates rose only slightly. Corporate credit spreads also ended the quarter little changed, while the Fund's interest-rate hedge had only a minimal impact. Both the recent quarter and trailing twelve-month periods delivered what the Fund is intended to produce - current income and stability of principal.

     As you can see on the following pages detailing actual holdings in the Fund's portfolio, the Fund invests in a relatively small number of industries, including utilities and insurers, banks and other finance companies. In terms of the industries the Fund's assets are in, its portfolio is no different than the overall preferred securities market. Because of the preferred securities market's overall emphasis in financial services, a portfolio of preferred securities, including the Fund's, can be at risk if the U.S. economy goes into recession.

     One important area of recent concern for the U.S. economy in general, and U.S. credit markets in particular, is subprime mortgage lending, which has experienced increasing default and delinquency rates in recent months. The numbers here are large in an absolute sense, but they are small relative to a $13 trillion U.S. economy and to the mortgage market as a whole. Because of this, while we cannot entirely rule it out, we currently do not believe that problems in subprime mortgages will push the economy into recession.

     The Fund holds no positions in securities issued by mortgage brokers or subprime specialty lenders. Nonetheless, many of the banks and insurance companies in which we have invested do have some exposure to subprime mortgages in their lending or investment portfolios. While we are examining these companies very closely, the lack of detailed disclosure about subprime mortgages makes it impossible for us to make definitive statements about the Fund's potential exposure to the problem. However, given what we now know and can infer about the companies in which we invest, we expect that EARNINGS (which flow to the companies' common shareholders) will be reduced at some of the companies we hold as a result of the problems in subprime lending. However, we currently do not expect that they will suffer losses large enough to cut meaningfully into CAPITAL (which support the debt and preferred securities owned by the Fund). Although we cannot rule out the possibility - despite our best judgment to the contrary - that some of the Fund's investments could be seriously affected, we do not currently see any serious subprime credit problems in the holdings of the Fund.

     The Fund's website at WWW.PREFERREDINCOME.COM has more information about Fund performance and a more complete discussion of the state of the economy (in our First Quarter Economic Update) and of subprime mortgages and their potential impact on the economy and the Fund's portfolio (in the "Frequently Asked Questions" section). We encourage you to explore the website for a wide range of additional information about your Fund.



           Sincerely,



           /S/ DONALD F. CRUMRINE                         /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                             Robert M. Ettinger
           Chairman of the Board                          President

April 20, 2007

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              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2007 (UNAUDITED)
              ------------------------------------------------------------------


FUND STATISTICS ON 02/28/07
-----------------------------------------------
Net Asset Value                $     12.60

Market Price                   $     12.61

Premium                               0.08%

Yield on Market Price                 6.19%

Common Stock Shares
Outstanding                     11,700,433



INDUSTRY CATEGORIES                    % OF PORTFOLIO
-----------------------------------------------------
                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Other                    1%
Banks                   25%
Utilities               35%
Insurance               19%
Financial Services       9%
Energy                   7%
REITs                    4%


MOODY'S RATINGS             % OF PORTFOLIO
---------------------------------------------
AAA                            0.0%

AA                             1.1%

A                             17.6%

BBB                           59.8%

BB                            11.9%

Not Rated                      8.6%
---------------------------------------------
Below Investment Grade*       15.1%

*  BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
   S&P.




TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
-------------------------------------------------------
Interstate Power & Light                      5.0%

Liberty Mutual Group                          4.5%

Xcel Energy                                   3.7%

Goldman Sachs                                 3.6%

RenaissanceRe Holdings                        3.3%

First Republic Bank                           3.0%

EOG Resources                                 3.0%

Cobank                                        2.9%

Public Storage                                2.9%

Capital One Financial                         2.8%


                                                                                                     % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                             64%
Holdings Generating Income Eligible for the Corporate  Dividend Received  Deduction (DRD)                       55%
---------------------------------------------------------------------------------------------------------------------

**  THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF
    FUND   DISTRIBUTIONS.  THESE PERCENTAGES  CAN,  AND  DO,   CHANGE,   PERHAPS
    SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------------------



SHARES/$ PAR                                                                                                  VALUE
--------------                                                                                              ---------
PREFERRED SECURITIES -- 94.0%
               BANKING -- 24.7%
-----------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............   $      3,451,992
               Auction Pass-Through Trust, Cl. B:
            9    Series 2006-5, Variable Rate Pfd., 144A****....................................            295,200*
            9    Series 2006-6, Variable Rate Pfd., 144A****....................................            295,200*
               Banco Santander:
      160,000    6.50% Pfd., 144A****...........................................................          4,080,000**(1)
       62,400    6.80% Pfd., 144A****...........................................................          1,601,808**(1)
$   1,000,000  Barclays Bank PLC, 6.278% Pfd....................................................          1,006,200**(1)
       19,648  Citizens Funding Trust I, 7.50% Pfd. 09/15/66....................................            512,076
               Cobank, ACB:
       45,000    7.00% Pfd., 144A****...........................................................          2,379,690*
       75,000    7.814% Pfd., 144A****..........................................................          4,020,075*
$     500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B...            531,130
        4,500  FBOP Corporation, Adj. Rate Pfd., 144A****.......................................          4,668,750*
$   2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B.............          2,356,879(1)
               First Republic Bank:
      200,000    6.25% Pfd......................................................................          5,181,260*
        5,000    6.70% Pfd......................................................................            130,469*
          640  First Republic Preferred Capital Corporation, 10.50% Pfd., 144A****..............            709,082
       22,500  First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A****..            607,050
        5,000  Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32....................................            127,188
$   4,349,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security......................          4,569,899
               HBOS Capital Funding LP:
$   3,500,000    6.85% Pfd......................................................................          3,545,150(1)
$     250,000    6.413% Pfd., 144A****..........................................................            259,954**(1)
        5,000  HSBC Series II, Variable Inverse Pfd., Pvt.......................................          5,695,000*
        2,500  HSBC USA, Inc., $2.8575 Pfd......................................................            125,825*
       12,000  Keycorp Capital VIII, 7.00% Pfd. 06/15/66........................................            316,500
       25,000  Keycorp Capital IX, 6.75% Pfd. 12/15/66..........................................            647,658
        5,000  National City Capital Trust II, 6.625% Pfd. 11/15/36.............................            126,719
$   1,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security......................          1,564,066
       16,000  PFGI Capital Corporation, 7.75% Pfd..............................................            416,320
$     650,000  RBS Capital Trust B, 6.80% Pfd...................................................            669,500**(1)
           10  Roslyn Real Estate, 8.95% Pfd., Series C, 144A****...............................          1,104,156
       70,500  Sovereign Bancorp, 7.30% Pfd., Series C..........................................          1,962,988*
       20,375  Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................            543,758
        6,000  USB Capital XI, 6.60% Pfd. 09/15/66..............................................            153,660
-------------------------------------------------------------------------------------------------------------------
                                                                                                         53,655,202
                                                                                                   ----------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
              ------------------------------------------------------------------



SHARES/$ PAR                                                                                                  VALUE
--------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- 8.6%
-----------------------------------------------------------------------------------------------------------------------------
       36,500  Cabco Trust For Goldman Sachs Capital I, Adj. Rate Pfd. 02/15/34, Series GS......   $        872,580
$   1,000,000  CIT Group Inc, 6.10% Pfd.........................................................          1,000,100
               Goldman Sachs Group, Inc.:
           25    Pass-Through Certificates, Class B, 144A****...................................          2,905,000*
        3,500    STRIPES Custodial Receipts, Pvt................................................          4,039,000*
        3,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................          3,369,000*
       47,000  Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................          1,199,088
       94,150  SLM Corporation, 6.97% Pfd., Series A............................................          5,213,086*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         18,597,854
                                                                                                   ----------------
               INSURANCE -- 16.5%
-----------------------------------------------------------------------------------------------------------------------------
       20,000  ACE Ltd., 7.80% Pfd., Series C...................................................            515,250**(1)
$     500,000  AMBAC Financial Group, Inc., 6.15% Pfd., 02/15/37................................            496,300
$   3,500,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security............................          4,121,698
               Arch Capital Group Ltd.:
       10,000    7.875% Pfd., Series B..........................................................            261,875**(1)
        4,400    8.00% Pfd......................................................................            116,875**(1)
$   2,500,000  AXA SA 6.463% Pfd. Series 144A****...............................................          2,488,767**(1)
               Axis Capital Holdings:
       73,950    7.25% Pfd., Series A...........................................................          1,929,636**(1)
       12,750    7.50% Pfd., Series B...........................................................          1,356,345(1)
       22,300  Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45...............................            567,256
       37,100  Endurance Specialty Holdings, 7.75% Pfd..........................................            980,831**(1)
       13,750  Everest Re Capital Trust II, 6.20% Pfd., Series B................................            331,719(1)
$   1,250,000  Glen Meadow Pass Through, 6.505% Pfd., Capital Security 144A****.................          1,286,500
$   5,000,000  Liberty Mutual Group, 7.80%, 03/15/37, 144A****..................................          4,990,050
      175,000  Principal Financial Group, 6.518% Pfd............................................          4,998,438*
$     511,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security....................            539,338(2)
$   4,000,000  Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........          4,170,540(1)
       25,000  Renaissancere Holdings Ltd., 6.08% Pfd., Series C................................            603,500**(1)
      100,000  Renaissancere Holdings Ltd., 6.60% Pfd., Series D................................          2,473,000**(1)
      115,500  Scottish Re Group Ltd., 7.25% Pfd................................................          2,370,060**(1)
$     560,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A****........................            708,792
       22,850  XL Capital Ltd., 8.00% Pfd., Series A............................................            586,959**(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         35,893,729
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------------------



SHARES/$ PAR                                                                                                  VALUE
--------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- 33.8%
-----------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
        4,980    4.60% Pfd......................................................................   $        439,933*
        6,485    4.72% Pfd......................................................................            587,865*
          868    4.92% Pfd......................................................................             82,009*
        6,579  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993........................            689,767*
       10,000  Calenergy Capital Trust III, 6.50% Pfd. 09/01/27.................................            483,750
        1,628  Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt.............            133,008*
        3,798  Central Maine Power Company, 4.75% Pfd...........................................            322,640*
        8,339  Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt.........            866,005*
               Connecticut Light & Power Company:
        2,050    4.50% Pfd., Series 1956........................................................             82,799*
       10,000    4.50% Pfd., Series 1963, Pvt...................................................            398,500*
       25,000    5.28% Pfd., Series 1967........................................................          1,190,500*
          883    $2.04 Pfd., Series 1949........................................................             32,335*
        2,900    $2.20 Pfd., Series 1949........................................................            114,521*
        9,652    $3.24 Pfd......................................................................            505,379*
        2,000  Consolidated Edison Company of New York, 4.65% Pfd., Series C....................            169,960*
        7,500  Dayton Power and Light Company, 3.90% Pfd., Series C.............................            475,800*
       23,000  Dominion CNG Capital Trust I, 7.80% 10/31/41 Capital Security....................            580,750
$   1,500,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security............          1,878,136
       15,030  Duquesne Light Company, 3.75% Pfd................................................            486,972*
               Entergy Arkansas, Inc.:
        2,840    4.56% Pfd......................................................................            235,663*
        3,050    4.56% Pfd., Series 1965........................................................            253,089*
        1,435    6.08% Pfd......................................................................            148,236*
       90,000    6.45% Pfd......................................................................          2,343,600*
        2,441  Entergy Gulf States, Inc., 7.56% Pfd.............................................            244,564*
       36,000  Entergy Louisiana, Inc., 6.95% Pfd...............................................          3,707,640*
               Entergy Mississippi, Inc.:
        4,616    4.36% Pfd......................................................................            336,922*
        5,000    4.92% Pfd......................................................................            411,850*
        4,400  Florida Power Company, 4.75% Pfd.................................................            391,248*
      128,500  FPC Capital I, 7.10% Pfd., Series A..............................................          3,216,522
      101,000  FPL Group Capital, Inc., 6.60% Pfd. 10/01/66, Series A...........................          2,613,375
        8,900  Georgia Power, 6.125% Pfd........................................................            233,069*
               Great Plains Energy, Inc.:
        1,625    4.20% Pfd......................................................................            128,863*
        2,000    4.35% Pfd......................................................................            164,260*

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
              ------------------------------------------------------------------



SHARES/$ PAR                                                                                                  VALUE
--------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
               Hawaiian Electric Company, Inc.:
        2,471    5.00% Pfd., Series D...........................................................   $         43,984*
        7,438    5.00% Pfd., Series E...........................................................            132,396*
        1,383    5.00% Pfd., Series I...........................................................             24,617*
       30,500  Indianapolis Power & Light Company, 5.65% Pfd....................................          2,924,950*
      340,000  Interstate Power & Light Company, 8.375% Pfd., Series B..........................         10,773,750*
        2,588  New York State Electric & Gas, $4.50 Pfd., Series 1949...........................            221,170*
               Ohio Power Company:
        3,018    4.20% Pfd......................................................................            243,885*
        1,251    4.40% Pfd......................................................................            105,897*
               Pacific Enterprises:
       13,680    $4.36 Pfd......................................................................          1,144,469*
       24,985    $4.50 Pfd......................................................................          2,157,205*
       15,730    $4.75 Pfd., Series 53..........................................................          1,433,632*
               Pacific Gas & Electric Co.:
        7,600    4.50% Pfd., Series H...........................................................            158,612*
       41,500    5.00% Pfd., Series D...........................................................            919,640*
       83,000    5.00% Pfd., Series E...........................................................          1,889,080*
               PacifiCorp:
        5,672    $4.56 Pfd......................................................................            467,600*
        6,708    $4.72 Pfd......................................................................            572,461*
        8,750    $7.48 Sinking Fund Pfd.........................................................            890,313*
        1,250  PECO Energy Company, $4.30 Pfd., Series B........................................            102,050*
$   1,500,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D.........          1,638,600
       12,748  Portland General Electric, 7.75% Sinking Fund Pfd................................          1,292,010*
       14,020  Public Service Electric & Gas Company, 5.28% Pfd., Series E......................          1,423,030*
       70,210  San Diego Gas & Electric Company, $1.70 Pfd......................................          1,834,236*
               South Carolina Electric & Gas Company:
       13,974    5.125% Purchase Fund Pfd., Pvt.................................................            717,984*
        7,774    6.00% Purchase Fund Pfd., Pvt..................................................            395,697*
               Southern California Edison:
        5,000    4.24% Pfd......................................................................            103,000*
       11,300    6.00% Pfd......................................................................          1,164,606*
               Southern Union Company:
$     700,000    7.20% 11/01/66, Capital Security...............................................            705,482
       51,750    7.55% Pfd......................................................................          1,347,570*
$     750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security.........................            766,017

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------------------



SHARES/$ PAR                                                                                                  VALUE
--------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
               Union Electric Company:
        5,700    4.56% Pfd......................................................................   $        482,961*
       10,156    $7.64 Pfd......................................................................          1,051,349*
               Virginia Electric & Power Company:
        1,665    $4.04 Pfd......................................................................            126,707*
        2,470    $4.20 Pfd......................................................................            195,426*
        1,673    $4.80 Pfd......................................................................            151,273*
        3,878    $6.98 Pfd......................................................................            400,525*
       12,500    $7.05 Pfd......................................................................          1,295,313*
       24,200  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42...............................            615,951
        2,262  Washington Gas & Light Company, $4.25 Pfd........................................            190,257*
       13,863  Wisconsin Power & Light Company, 6.20% Pfd.......................................          1,423,124*
               Xcel Energy, Inc.:
       15,000    $4.08 Pfd., Series B...........................................................          1,201,500*
       20,040    $4.10 Pfd., Series C...........................................................          1,613,220*
       35,510    $4.11 Pfd., Series D...........................................................          2,865,302*
       17,750    $4.16 Pfd., Series E...........................................................          1,449,643*
       10,000    $4.56 Pfd., Series G...........................................................            886,700*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         73,492,724
                                                                                                   ----------------
               OIL AND GAS -- 4.4%
-----------------------------------------------------------------------------------------------------------------------------
        8,000  Devon Energy Corporation, 6.49% Pfd., Series A...................................            815,500*
        6,125  EOG Resources, Inc., 7.195% Pfd., Series B.......................................          6,566,796*
$   1,200,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security............................          1,171,200
       10,000  Lasmo America Limited, 8.15% Pfd., 144A****......................................          1,055,400*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,608,896
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 3.7%
-----------------------------------------------------------------------------------------------------------------------------
               BRE Properties, Inc.:
       12,600    6.75% Pfd., Series D...........................................................            316,969
       18,900    8.08% Pfd., Series B...........................................................            483,723
       10,000  Equity Office Property Trust, 7.75% Pfd., Series G...............................            250,938
        1,000  Equity Residential Properties, 8.29% Pfd., Series K..............................             60,440

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
              ------------------------------------------------------------------



SHARES/$ PAR                                                                                                  VALUE
--------------                                                                                              ---------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
               Public Storage, Inc.:
      129,575    6.45% Pfd., Series F...........................................................   $      3,223,178
       38,600    6.625% Pfd., Series M..........................................................            960,175
        2,900    6.75% Pfd., Series E...........................................................             73,588
       79,900    7.25% Pfd., Series K...........................................................          2,089,888
       20,000  Realty Income Corp., 6.75% Pfd., Series E........................................            503,126
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,962,025
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 2.0%
-----------------------------------------------------------------------------------------------------------------------------
       13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B........................          1,166,626*
       35,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................          3,150,000*
       26,000  Touch America Holdings, $6.875 Pfd...............................................                --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,316,626
                                                                                                   ----------------
               U.S. GOVERNMENT SECURITIES -- 0.3%
-----------------------------------------------------------------------------------------------------------------------------
        4,450  Federal National Mortgage Association, 4.75% Series M............................            206,091*
       10,600  Federal Home Loan Mortgage, Adj. Rate Pfd., Series B.............................            478,272*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            684,363
                                                                                                   ----------------
                 TOTAL PREFERRED SECURITIES
                   (Cost $192,203,958)..........................................................        204,211,419
                                                                                                   ----------------
CORPORATE DEBT SECURITIES -- 6.2%
               INSURANCE -- 2.6%
-----------------------------------------------------------------------------------------------------------------------------
$     900,000  Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................            954,071
$   4,417,000  Liberty Mutual Insurance, 7.697% 10/15/97, 144A****..............................          4,757,135
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,711,206
                                                                                                   ----------------
               UTILITIES -- 1.2%
-----------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Duquesne Light Holdings, 6.25% 08/15/35..........................................            917,571
       10,000  Entergy Louisiana LLC, 7.60% 04/01/32............................................            254,375
               Southern Union Company:
$     750,000    7.60% 02/01/24, Senior Notes...................................................            808,413
$     500,000    8.25% 11/15/29, Senior Notes...................................................            578,924
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,559,283
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
------------------------------------------------------------------



SHARES/$ PAR                                                                                                  VALUE
--------------                                                                                              ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               OIL AND GAS -- 2.2%
-----------------------------------------------------------------------------------------------------------------------------
$   2,450,000  KN Energy, Inc., 7.45% 03/01/98..................................................   $      2,402,926
       97,900  Nexen, Inc., 7.35% Subordinated Notes............................................          2,517,871(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,920,797
                                                                                                   ----------------
               MISCELLANEOUS -- 0.2%
-----------------------------------------------------------------------------------------------------------------------------
       15,000  AT&T Inc., 6.375% 02/15/56 ......................................................            374,062
                                                                                                   ----------------
                                                                                                            374,062
                                                                                                   ----------------
                 TOTAL CORPORATE DEBT SECURITIES
                   (Cost $12,858,312)...........................................................         13,565,348
                                                                                                   ----------------
COMMON STOCK -- 0.1%
               BANKING -- 0.1%
-----------------------------------------------------------------------------------------------------------------------------
       15,000  New York Community Bancorp, Inc..................................................            251,100*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            251,100
                                                                                                   ----------------
                 TOTAL COMMON STOCK
                   (Cost $246,408)..............................................................            251,100
                                                                                                   ----------------
OPTION CONTRACTS -- 0.1%
        1,400  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/25/07...........            142,750+
-------------------------------------------------------------------------------------------------------------------
                 TOTAL OPTION CONTRACTS
                   (Cost $601,808)..............................................................            142,750
                                                                                                   ----------------
MONEY MARKET FUND -- 0.3%
      685,665  BlackRock Provident Institutional, TempFund......................................            685,665
-------------------------------------------------------------------------------------------------------------------
                 TOTAL MONEY MARKET FUND
                   (Cost $685,665)..............................................................            685,665
                                                                                                   ----------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
              ------------------------------------------------------------------



                                                                                                          VALUE
                                                                                                         ---------
 TOTAL INVESTMENTS (Cost $206,596,151***)..........................................       100.7%   $    218,856,282
 OTHER ASSETS AND LIABILITIES (Net)................................................       (0.7)%         (1,479,633)
                                                                                      ----------   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK..........................       100.0%++ $    217,376,649
                                                                                      ----------   ----------------
 MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE..........................        (70,000,000)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK.....................................................   $    147,376,649
                                                                                                   ================

-----------------------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities  exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)  Foreign Issuer.
(2)  A portion of this security is on loan.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

     ABBREVIATIONS:
PFD. -- Preferred Securities
PVT. -- Private Placement Securities

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS  AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH FEBRUARY 28, 2007 (UNAUDITED)
-------------------------------------------------------------------------


                                                                                                             VALUE
                                                                                                            --------
OPERATIONS:
     Net investment income.........................................................................  $     3,049,498
     Net realized gain/(loss) on investments sold during the period................................        1,943,464
     Change in net unrealized appreciation/depreciation of investments held
       during the period...........................................................................       (1,992,960)
     Distributions to MMP(R)* Shareholders from net investment income,
       including changes in accumulated undeclared distributions ..................................         (762,125)
                                                                                                     ---------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................................        2,237,877

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders(2).....................       (2,281,255)
                                                                                                     ---------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS..............................................       (2,281,255)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
       and Cash Purchase Plan......................................................................           62,701
                                                                                                     ---------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
       FUND SHARE TRANSACTIONS.....................................................................           62,701


NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                                 ---------------
     FOR THE PERIOD ...............................................................................  $        19,323
                                                                                                     ===============


----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period...........................................................................  $   147,357,326
     Net increase in net assets during the period..................................................           19,323
                                                                                                     ---------------
     End of period.................................................................................  $   147,376,649
                                                                                                     ===============

--------------------------------------------------------
*    Money Market Cumulative Preferred(TM) StocK.
(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
(2)  May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
      FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH FEBRUARY 28, 2007 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                     -----------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period.......................................................... $     12.60
                                                                                                    -----------
INVESTMENT OPERATIONS:
     Net investment income.........................................................................        0.26
     Net realized and unrealized gain/(loss) on investments........................................        0.01
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income....................................................................       (0.07)
     From net realized capital gains...............................................................          --
                                                                                                    -----------
     Total from investment operations..............................................................        0.20
                                                                                                    -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income....................................................................       (0.20)
     From net realized capital gains...............................................................          --
                                                                                                    -----------
     Total distributions to Common Stock Shareholders..............................................       (0.20)
                                                                                                    -----------
     Net asset value, end of period................................................................ $     12.60
                                                                                                    ===========
     Market value, end of period................................................................... $     12.61
                                                                                                    ===========
     Common Stock shares outstanding, end of period................................................  11,700,433
                                                                                                    ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income+........................................................................        6.28%**
     Operating expenses............................................................................        1.58%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate.......................................................................          15%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's)............ $   217,377
     Ratio of operating expenses to total average net assets available to
        Common and Preferred Stock ................................................................        1.07%**

(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
*    Money Market Cumulative PreferredTM Stock.
**   Annualized.
***  Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++   Information  presented  under  heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
------------------------------------------------------------------


                                                      TOTAL                                             DIVIDEND
                                                    DIVIDENDS       NET ASSET          NYSE           REINVESTMENT
                                                      PAID            VALUE        CLOSING PRICE         PRICE(1)
                                                    ---------       ---------      -------------      ------------
December 31, 2006...............................    $0.0650          $12.39           $12.36             $12.39
January 31, 2007................................     0.0650           12.42            12.39              12.42
February 28, 2007...............................     0.0650           12.60            12.61              12.60

--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
----------------------------------------

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $206,731,009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $16,334,630 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,209,357.

DIRECTORS
   Donald F. Crumrine, CFA
     Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick,  CFA
     Chief Financial Officer,
     Vice President and Treasurer
   Chad C. Conwell
     Chief Compliance Officer,
     Vice President and Secretary
   Bradford S. Stone
     Vice  President and
     Assistant  Treasurer
   Laurie C. Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?
   o  If your shares are held in a  Brokerage
      Account,  contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
      Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710
THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


                                [GRAPHIC OMITTED]
                                 LIGHTHOUSE ART


                              FLAHERTY & CRUMRINE
                                ================
                                PREFERRED INCOME
                                OPPORTUNITY FUND


                                    QUARTERLY
                                     REPORT


                                FEBRUARY 28, 2007

                             www.preferredincome.com